Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Intermediate Duration Portfolio

December 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 42.9%

United States – 42.9%
U.S. Treasury Bonds
1.75%, 08/15/2041	U.S.$	73,211	$50,481,410
1.875%, 02/15/2051		61,991	39,761,094
2.00%, 11/15/2041		9,057	6,517,082
2.00%, 02/15/2050		2,460	1,639,744
2.00%, 08/15/2051		36,371	24,027,262
2.25%, 08/15/2046		12,530	8,939,372
2.375%, 02/15/2042		11,433	8,789,196
2.375%, 11/15/2049		2,885	2,106,050
2.50%, 02/15/2045		1,916	1,453,166
2.50%, 05/15/2046		23,956	18,008,174
2.875%, 05/15/2052		3,770	3,048,722
3.00%, 05/15/2045		23,139	19,183,677
3.00%, 08/15/2048		28,274	23,374,481
3.00%, 02/15/2049		26,971	22,386,179
3.25%, 05/15/2042		11,593	10,230,646
3.375%, 08/15/2042		19,569	17,605,625
3.375%, 05/15/2044		5,710	5,061,829
3.50%, 02/15/2039		4,254	4,018,701
3.75%, 11/15/2043		10,205	9,618,213
4.00%, 11/15/2042		17,943	17,690,381
4.00%, 11/15/2052		46,774	47,278,282
4.375%, 02/15/2038		1,920	2,022,300
4.375%, 11/15/2039		47,210	49,489,358
4.50%, 02/15/2036		4,048	4,333,462
4.75%, 02/15/2037		4,156	4,557,314
U.S. Treasury Notes
0.125%, 02/28/2023		81,023	80,478,527
0.875%, 09/30/2026		17,403	15,469,991
1.25%, 11/30/2026		48,088	43,181,880
1.25%, 08/15/2031(a)		76,219	62,070,685
1.50%, 02/15/2030(a)		11,115	9,492,905
1.625%, 05/15/2026(a)		236,708	218,104,046
1.75%, 11/15/2029		11,550	10,093,617
2.25%, 02/15/2027		3,147	2,930,737
2.625%, 02/15/2029		30,853	28,587,418
2.75%, 07/31/2027		20,566	19,483,450
3.125%, 08/31/2027		14,336	13,809,696
3.875%, 11/30/2027		159,618	158,969,651
3.875%, 12/31/2027		20,591	20,507,747
4.125%, 09/30/2027		20,692	20,795,259
4.125%, 11/15/2032		7,547	7,727,523
4.50%, 11/30/2024		215,374	215,508,309

Total Governments - Treasuries (cost $1,474,942,016)			1,328,833,161

CORPORATES - INVESTMENT GRADE – 21.7%
Industrial – 11.1%
Basic – 0.4%
Anglo American Capital PLC 3.875%, 03/16/2029 (b)		1,189	1,069,357
Braskem Netherlands Finance BV 4.50%, 01/31/2030 (b)		3,420	2,889,900

	Principal Amount (000)		U.S. $ Value

Celanese US Holdings LLC 5.90%, 07/05/2024	U.S.$	6,569	$6,565,518

Freeport Indonesia PT 4.763%, 04/14/2027(b)		904	866,809

Suzano Austria GmbH 3.75%, 01/15/2031		1,419	1,184,688

			12,576,272

Capital Goods – 0.4%
Flowserve Corp. 2.80%, 01/15/2032		4,669	3,488,910
Parker-Hannifin Corp. 3.25%, 06/14/2029		2,817	2,518,201
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025		1,117	1,050,706
4.40%, 03/15/2024		4,344	4,272,932

			11,330,749

Communications - Media – 0.9%
Discovery Communications LLC
5.20%, 09/20/2047		1,999	1,493,513
5.30%, 05/15/2049		857	649,572
Fox Corp.
4.709%, 01/25/2029		2,656	2,570,875
5.576%, 01/25/2049		4,396	3,940,618
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		1,966	1,881,914
Prosus NV
3.257%, 01/19/2027(b)		1,724	1,547,290
3.68%, 01/21/2030(b)		550	455,916
4.027%, 08/03/2050(b)		1,993	1,264,060
Tencent Holdings Ltd. 3.24%, 06/03/2050 (b)		4,830	3,033,240
Time Warner Cable LLC 4.50%, 09/15/2042		2,370	1,741,974
Weibo Corp. 3.375%, 07/08/2030		11,908	9,074,640

			27,653,612

Consumer Cyclical - Automotive – 0.5%
General Motors Co. 6.125%, 10/01/2025		1,152	1,174,418
General Motors Financial Co., Inc. 4.30%, 04/06/2029		710	637,339
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027 (b)		7,064	6,312,673
Nissan Motor Co., Ltd. 4.345%, 09/17/2027 (b)		8,330	7,549,562

			15,673,992

Consumer Cyclical - Other – 0.3%
Las Vegas Sands Corp. 3.90%, 08/08/2029		8,755	7,413,822

	Principal Amount (000)		U.S. $ Value

MDC Holdings, Inc. 6.00%, 01/15/2043	U.S.$	3,776	$3,089,787

			10,503,609

Consumer Cyclical - Retailers – 0.7%
Advance Auto Parts, Inc.
3.50%, 03/15/2032		73	59,679
3.90%, 04/15/2030		8,625	7,578,356
Lowe’s Cos., Inc. 5.80%, 09/15/2062		4,887	4,712,290
Ross Stores, Inc. 4.70%, 04/15/2027		7,988	7,860,112

			20,210,437

Consumer Non-Cyclical – 1.4%
Altria Group, Inc. 3.40%, 05/06/2030		7,300	6,231,572
BAT Capital Corp.
2.259%, 03/25/2028		11,104	9,241,748
4.906%, 04/02/2030		3,799	3,481,860
7.75%, 10/19/2032		838	901,713
Cargill, Inc. 5.125%, 10/11/2032 (b)		3,643	3,653,018
Cigna Corp. 4.375%, 10/15/2028		3,600	3,472,632
CVS Health Corp. 4.30%, 03/25/2028		179	173,140
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		5,660	4,089,859
Philip Morris International, Inc.
5.00%, 11/17/2025		4,607	4,630,542
5.625%, 11/17/2029		829	844,295
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		2,211	2,193,135
Zoetis, Inc. 5.40%, 11/14/2025		5,180	5,283,911

			44,197,425

Energy – 2.7%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		12,047	7,953,791
Continental Resources, Inc./OK
2.875%, 04/01/2032(b)		5,368	3,985,794
5.75%, 01/15/2031(b)		3,997	3,724,245
Devon Energy Corp. 5.60%, 07/15/2041		4,914	4,591,052
Diamondback Energy, Inc. 6.25%, 03/15/2033		3,237	3,287,497
Enbridge Energy Partners LP 7.375%, 10/15/2045		5,440	6,085,402
EQT Corp. 5.70%, 04/01/2028		1,958	1,947,074
Marathon Petroleum Corp.
5.125%, 12/15/2026		9,518	9,480,785
6.50%, 03/01/2041		1,683	1,736,486

	Principal Amount (000)		U.S. $ Value
MPLX LP 5.20%, 03/01/2047	U.S.$	10,984	$9,337,388
Oleoducto Central SA 4.00%, 07/14/2027 (b)		631	554,018
ONEOK Partners LP 6.125%, 02/01/2041		294	279,044
ONEOK, Inc.
4.00%, 07/13/2027		4,900	4,615,457
4.35%, 03/15/2029		4,164	3,861,277
6.35%, 01/15/2031		1,081	1,101,615
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		3,754	3,262,564
Suncor Energy, Inc. 6.80%, 05/15/2038		5,543	5,817,877
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030 (b)		1,397	990,822
Var Energi ASA
7.50%, 01/15/2028(b)		5,044	5,132,018
8.00%, 11/15/2032(b)		4,495	4,633,895

			82,378,101

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024 (b)		3,311	3,281,615

Services – 0.4%
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	3,033	3,276,023
Expedia Group, Inc. 6.25%, 05/01/2025 (b)	U.S.$	211	212,523
Global Payments, Inc.
3.20%, 08/15/2029		3,208	2,738,381
5.40%, 08/15/2032		4,124	3,931,739
S&P Global, Inc.
4.25%, 05/01/2029(b)		1,574	1,502,116
4.75%, 08/01/2028(b)		307	303,473

			11,964,255

Technology – 3.1%
Apple, Inc. 4.10%, 08/08/2062		5,020	4,238,185
Broadcom, Inc.
3.137%, 11/15/2035(b)		1,202	881,859
3.187%, 11/15/2036(b)		8,430	6,084,268
4.15%, 11/15/2030		1,542	1,381,447
4.15%, 04/15/2032(b)		2,002	1,759,778
4.926%, 05/15/2037(b)		4,241	3,706,761
Entegris Escrow Corp. 4.75%, 04/15/2029 (b)		5,311	4,857,653
Fiserv, Inc. 3.50%, 07/01/2029		9,632	8,679,684

	Principal Amount (000)		U.S. $ Value

Honeywell International, Inc. 4.125%, 11/02/2034	EUR	5,113	$5,357,778
HP, Inc. 5.50%, 01/15/2033	U.S.$	8,393	7,894,708
Infor, Inc. 1.75%, 07/15/2025 (b)		2,719	2,453,027
Intel Corp. 5.05%, 08/05/2062		6,717	5,927,014
International Business Machines Corp. 4.90%, 07/27/2052		6,550	5,989,124
KLA Corp. 4.10%, 03/15/2029		1,349	1,305,292
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		9,627	7,959,700
Micron Technology, Inc. 6.75%, 11/01/2029		8,375	8,521,646
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		4,119	4,125,920
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		3,313	2,858,987
Oracle Corp.
2.875%, 03/25/2031		5,648	4,685,750
5.375%, 07/15/2040		1,114	1,022,797
SK Hynix, Inc. 2.375%, 01/19/2031 (b)		1,818	1,333,162
TSMC Arizona Corp. 3.875%, 04/22/2027		2,710	2,590,252
Western Digital Corp.
2.85%, 02/01/2029		1,264	977,578
3.10%, 02/01/2032		521	374,641

			94,967,011

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(b)		3,393	3,306,956
4.75%, 10/20/2028(b)		3,940	3,711,125

			7,018,081

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/2036(b)		436	387,279
5.875%, 07/05/2034(b)		1,056	1,023,297

			1,410,576

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048 (b)		1,235	828,222

			343,993,957

Financial Institutions – 10.0%

Banking – 7.5%
AIB Group PLC 7.583%, 10/14/2026 (b)		12,422	12,640,876

	Principal Amount (000)		U.S. $ Value

Banco de Credito del Peru S.A. 3.125%, 07/01/2030 (b)	U.S.$	5,996	$5,459,358
Banco Santander SA 4.175%, 03/24/2028		3,200	2,965,728
Bank of America Corp. 4.376%, 04/27/2028		6,858	6,556,865
Bank of Ireland Group PLC 6.253%, 09/16/2026 (b)		2,285	2,275,083
Barclays PLC 7.385%, 11/02/2028		7,866	8,181,741
BNP Paribas SA
2.591%, 01/20/2028(b)		2,660	2,340,534
4.625%, 02/25/2031(b) (c)		2,113	1,636,075
7.75%, 08/16/2029(b) (c)		2,860	2,819,960
Citigroup, Inc.
4.075%, 04/23/2029		5,373	4,954,927
5.95%, 01/30/2023(c)		1,680	1,667,938
Series W 4.00%, 12/10/2025(c)		3,243	2,828,772
Citizens Financial Group, Inc. 4.30%, 12/03/2025		6,381	6,197,419
Credit Suisse Group AG
3.091%, 05/14/2032(b)		8,899	6,179,110
4.194%, 04/01/2031(b)		2,852	2,224,703
6.373%, 07/15/2026(b)		6,080	5,708,512
7.50%, 12/11/2023(b) (c)		2,634	2,302,695
Danske Bank A/S 4.298%, 04/01/2028 (b)		5,462	5,033,834
Deutsche Bank AG/New York NY
2.129%, 11/24/2026		4,221	3,723,386
2.552%, 01/07/2028		604	514,221
3.961%, 11/26/2025		1,336	1,277,416
6.119%, 07/14/2026		4,828	4,803,136
Discover Bank 4.682%, 08/09/2028		2,264	2,179,055
Federation des Caisses Desjardins du Quebec 4.55%, 08/23/2027 (b)		6,672	6,402,184
Goldman Sachs Group, Inc. (The) Series V 4.125%, 11/10/2026 (c)		3,016	2,509,372
HSBC Holdings PLC
4.60%, 12/17/2030(c)		3,995	3,135,036
4.762%, 03/29/2033		3,381	2,925,647
5.402%, 08/11/2033		2,559	2,377,132
6.375%, 03/30/2025(c)		5,954	5,779,012
Intesa Sanpaolo SpA
5.017%, 06/26/2024(b)		6,204	5,990,458
7.00%, 11/21/2025(b)		819	836,502
JPMorgan Chase & Co.
2.58%, 04/22/2032		9,618	7,694,785
4.851%, 07/25/2028		6,901	6,737,308
5.546%, 12/15/2025		9,460	9,460,568

	Principal Amount (000)		U.S. $ Value

Lloyds Banking Group PLC 7.953%, 11/15/2033	U.S.$	3,067	$3,250,407
Mizuho Financial Group, Inc. 5.414%, 09/13/2028		6,462	6,456,701
Morgan Stanley
0.406%, 10/29/2027	EUR	3,196	2,951,534
3.772%, 01/24/2029	U.S.$	5,695	5,212,292
4.21%, 04/20/2028		4,283	4,068,165
6.296%, 10/18/2028		3,910	4,030,428
Nationwide Building Society 2.972%, 02/16/2028(b)		5,154	4,538,355
NatWest Group PLC 7.472%, 11/10/2026		2,737	2,849,983
Santander Holdings USA, Inc. 2.49%, 01/06/2028		3,137	2,698,792
Santander UK Group Holdings PLC 6.833%, 11/21/2026		6,432	6,520,762
Societe Generale SA 2.797%, 01/19/2028(b)		9,487	8,287,179
Standard Chartered PLC
3.971%, 03/30/2026(b)		3,723	3,539,828
5.925% (LIBOR 3 Month + 1.51%), 01/30/2027(b) (c) (d)		300	231,228
7.75%, 04/02/2023(b) (c)		822	818,786
7.776%, 11/16/2025(b)		4,277	4,411,811
Swedbank AB Series NC5 5.625%, 09/17/2024(b) (c)		400	383,080
Truist Financial Corp. Series Q 5.10%, 03/01/2030(c)		6,656	6,181,227
UBS Group AG
4.375%, 12/31/2099(b) (c)		3,018	2,295,098
7.00%, 02/19/2025(b) (c)		408	403,390
UniCredit SpA
1.982%, 06/03/2027(b)		271	230,781
2.569%, 09/22/2026(b)		6,253	5,534,593
3.127%, 06/03/2032(b)		1,858	1,404,406
US Bancorp Series J 5.30%, 04/15/2027(c)		3,485	3,037,247
Wells Fargo & Co.
3.584%, 05/22/2028		2,117	1,960,977
Series BB 3.90%, 03/15/2026(c)		2,664	2,335,396

			231,951,794

Brokerage – 0.3%
Charles Schwab Corp. (The)
Series G 5.375%, 06/01/2025(c)		1,634	1,601,581
Series I 4.00%, 06/01/2026(c)		7,570	6,564,326

			8,165,907

	Principal Amount (000)		U.S. $ Value

Finance – 1.2%
Air Lease Corp. 3.625%, 04/01/2027	U.S.$	303	$276,318
Aircastle Ltd.
2.85%, 01/26/2028(b)		8,390	6,865,369
4.125%, 05/01/2024		1,481	1,431,475
4.25%, 06/15/2026		530	498,984
5.25%, 08/11/2025(b)		3,730	3,591,281
Aviation Capital Group LLC
1.95%, 01/30/2026(b)		4,547	3,961,165
1.95%, 09/20/2026(b)		1,485	1,254,959
3.50%, 11/01/2027(b)		1,314	1,149,790
4.125%, 08/01/2025(b)		35	32,526
4.375%, 01/30/2024(b)		1,300	1,268,670
4.875%, 10/01/2025(b)		1,447	1,363,161
5.50%, 12/15/2024(b)		3,623	3,554,380
CDBL Funding 1 3.50%, 10/24/2027 (b)		5,770	5,279,665
Synchrony Financial
2.875%, 10/28/2031		4,872	3,630,809
3.95%, 12/01/2027		861	768,589
4.50%, 07/23/2025		869	835,153
4.875%, 06/13/2025		831	810,690

			36,572,984

Insurance – 0.6%
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077 (b)		2,851	2,346,345
MetLife Capital Trust IV 7.875%, 12/15/2037 (b)		5,200	5,629,156
Prudential Financial, Inc.
5.20%, 03/15/2044		1,970	1,894,470
5.375%, 05/15/2045		615	595,326
5.625%, 06/15/2043		1,099	1,082,515
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049 (b)		5,000	4,622,700
Voya Financial, Inc. 5.65%, 05/15/2053		3,089	3,034,232

			19,204,744

REITs – 0.4%
American Tower Corp. 3.65%, 03/15/2027		3,517	3,289,521
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		4,731	3,785,746
Host Hotels & Resorts LP Series I 3.50%, 09/15/2030		1,343	1,107,854

	Principal Amount (000)		U.S. $ Value

Vornado Realty LP 3.40%, 06/01/2031	U.S.$	7,733	$5,737,886

			13,921,007

			309,816,436

Utility – 0.6%
Electric – 0.5%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (b)		1,670	1,440,166
Chile Electricity Pec SpA Zero Coupon, 01/25/2028 (b)		3,081	2,203,493
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		3,641	2,660,114
Engie Energia Chile SA 3.40%, 01/28/2030 (b)		3,834	3,113,448
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027		6,033	6,214,714

			15,631,935

Other Utility – 0.1%
American Water Capital Corp. 3.45%, 06/01/2029		1,654	1,508,878

			17,140,813

Total Corporates - Investment Grade (cost $759,942,745)			670,951,206

MORTGAGE PASS-THROUGHS – 16.7%
Agency Fixed Rate 30-Year – 16.1%
Federal Home Loan Mortgage Corp.
Series 2019 3.50%, 09/01/2049		6,150	5,705,086
3.50%, 10/01/2049		6,107	5,663,332
3.50%, 11/01/2049		2,335	2,164,682
Series 2020 3.50%, 01/01/2050		5,134	4,770,780
Series 2022 2.00%, 03/01/2052		26,675	21,877,433
2.50%, 04/01/2052		32,126	27,392,078
3.00%, 03/01/2052		17,378	15,378,216
Federal Home Loan Mortgage Corp. Gold
Series 2003 5.00%, 08/01/2033		1	534
Series 2007 5.50%, 07/01/2035		557	570,821
Series 2016 4.00%, 02/01/2046		4,732	4,583,411
Series 2017 4.00%, 07/01/2044		3,290	3,185,065
Series 2018 4.00%, 08/01/2048		2,485	2,383,246
4.50%, 10/01/2048		3,955	3,894,221
4.50%, 11/01/2048		4,421	4,353,745
5.00%, 09/01/2048		1,304	1,314,546
5.00%, 11/01/2048		1,600	1,613,375

	Principal Amount (000)			U.S. $ Value

Federal National Mortgage Association
Series 2001 6.50%, 08/01/2031	U.S.$	1		$1,211
Series 2003 5.50%, 04/01/2033		463		473,284
5.50%, 07/01/2033		1,014		1,036,819
5.50%, 11/01/2033		0	**	106
Series 2004 5.50%, 04/01/2034		236		241,384
5.50%, 05/01/2034		218		223,585
5.50%, 11/01/2034		829		850,313
6.50%, 08/01/2034		1		1,120
Series 2005 5.50%, 02/01/2035		1,142		1,170,167
Series 2006 5.50%, 04/01/2036		206		211,989
Series 2007 5.50%, 09/01/2036		394		404,084
Series 2008 6.00%, 03/01/2037		3		2,998
Series 2010 4.00%, 12/01/2040		2,114		2,045,726
Series 2012 3.50%, 02/01/2042		1,365		1,277,913
3.50%, 11/01/2042		14,398		13,472,072
3.50%, 01/01/2043		2,412		2,259,502
Series 2013 3.50%, 04/01/2043		8,259		7,736,545
4.00%, 10/01/2043		6,659		6,438,542
Series 2015 3.00%, 05/01/2045		2,682		2,424,015
3.00%, 08/01/2045		4,872		4,397,591
Series 2018 3.50%, 02/01/2048		3,208		2,971,333
3.50%, 05/01/2048		1,288		1,197,613
4.50%, 09/01/2048		6,450		6,345,393
Series 2019 3.50%, 08/01/2049		1,967		1,824,391
3.50%, 09/01/2049		2,514		2,332,017
3.50%, 10/01/2049		6,446		5,975,755
3.50%, 11/01/2049		4,934		4,574,672
Series 2020 3.50%, 01/01/2050		4,810		4,461,140
Series 2021 2.00%, 07/01/2051		27,723		22,710,555
2.50%, 01/01/2052		8,857		7,558,604
Series 2022 2.50%, 03/01/2052		19,285		16,398,765
2.50%, 04/01/2052		20,808		17,720,697
2.50%, 05/01/2052		26,003		22,146,518
3.00%, 02/01/2052		20,820		18,424,373
3.00%, 03/01/2052		26,470		23,423,969
Government National Mortgage Association
4.00%, 01/01/2053, TBA		13,580		12,855,343
4.50%, 01/01/2053, TBA		32,691		31,720,777
Series 2016 3.00%, 04/20/2046		1,351		1,225,348
3.00%, 05/20/2046		1,261		1,143,778
3.00%, 12/20/2046		362		327,376
Series 2023 3.00%, 01/01/2053, TBA		4,175		3,718,360

	Principal Amount (000)			U.S. $ Value

Uniform Mortgage-Backed Security Series 2023 2.00%, 01/01/2053, TBA	U.S.$	54,968		$44,865,915
2.50%, 01/01/2053, TBA		73,165		62,030,202
3.00%, 01/01/2053, TBA		17,133		15,051,757
4.00%, 01/01/2053, TBA		20,528		19,270,207

				499,794,395

Agency Fixed Rate 15-Year – 0.6%
Federal National Mortgage Association Series 2012 2.50%, 04/01/2027		8		7,500
Series 2016 2.50%, 02/01/2031		14		12,812
2.50%, 04/01/2031		9		8,596
2.50%, 05/01/2031		39		36,407
2.50%, 07/01/2031		1,280		1,200,182
2.50%, 08/01/2031		450		421,968
2.50%, 09/01/2031		241		225,205
2.50%, 10/01/2031		1,413		1,323,043
2.50%, 11/01/2031		9,548		8,938,381
2.50%, 12/01/2031		3,515		3,290,726
2.50%, 01/01/2032		469		438,623
Series 2017 2.50%, 01/01/2032		2,301		2,153,604
2.50%, 02/01/2032		130		122,166

				18,179,213

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2009 4.50%, 07/01/2029		195		193,613
4.50%, 08/01/2029		56		55,177
4.50%, 10/01/2029		10		10,124

				258,914

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Gold
Series 2006 4.595% (LIBOR 12 Month + 2.18%), 12/01/2036(d)		0	**	147
Series 2007 2.60% (LIBOR 12 Month + 2.10%), 03/01/2037(d)		0	**	360

				507

Total Mortgage Pass-Throughs (cost $553,849,421)				518,233,029

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.6%
Risk Share Floating Rate – 6.6%
Bellemeade Re Ltd.
Series 2019-3A, Class M1B 5.989% (LIBOR 1 Month + 1.60%), 07/25/2029(b) (d)	U.S.$	455	$454,373
Series 2019-3A, Class M1C 6.339% (LIBOR 1 Month + 1.95%), 07/25/2029(b) (d)		575	569,682
Series 2021-1A, Class M1C 6.878% (SOFR + 2.95%), 03/25/2031(b) (d)		4,197	4,009,141
Series 2021-2A, Class M1B 5.428% (SOFR + 1.50%), 06/25/2031(b) (d)		7,664	7,359,795
Series 2021-3A, Class A2 4.928% (SOFR + 1.00%), 09/25/2031(b) (d)		7,199	6,821,821
Series 2022-1, Class M1B 6.078% (SOFR + 2.15%), 01/26/2032(b) (d)		3,969	3,779,361
Series 2022-2, Class M1A 8.012% (SOFR + 4.00%), 09/27/2032(b) (d)		7,387	7,254,903
Connecticut Avenue Securities Trust
Series 2021-R03, Class 1M2 5.578% (SOFR + 1.65%), 12/25/2041(b) (d)		3,513	3,313,822
Series 2022-R01, Class 1M2 5.828% (SOFR + 1.90%), 12/25/2041(b) (d)		9,352	8,881,311
Series 2022-R02, Class 2M1 5.128% (SOFR + 1.20%), 01/25/2042(b) (d)		7,104	6,947,633
Series 2022-R03, Class 1M2 7.428% (SOFR + 3.50%), 03/25/2042(b) (d)		6,435	6,515,942
Series 2022-R04, Class 1M2 7.028% (SOFR + 3.10%), 03/25/2042(b) (d)		1,747	1,740,454
Series 2022-R05, Class 2M2 6.928% (SOFR + 3.00%), 04/25/2042(b) (d)		5,001	4,840,844
Series 2022-R06, Class 1M1 6.678% (SOFR + 2.75%), 05/25/2042(b) (d)		6,444	6,523,908
Series 2022-R07, Class 1M1 6.894% (SOFR + 2.95%), 06/25/2042(b) (d)		8,680	8,756,794
Series 2022-R08, Class 1M1 6.478% (SOFR + 2.55%), 07/25/2042(b) (d)		6,588	6,609,126

		Principal Amount (000)	U.S. $ Value

Eagle Re Ltd. Series 2018-1, Class M2 7.389% (LIBOR 1 Month + 3.00%), 11/25/2028(b) (d)	U.S.$	617	$617,973
Series 2021-2, Class M1B 5.978% (SOFR + 2.05%), 04/25/2034(b) (d)		2,360	2,297,934
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2 8.639% (LIBOR 1 Month + 4.25%), 11/25/2023(d)		401	405,678
Series 2014-DN3, Class M3 8.389% (LIBOR 1 Month + 4.00%), 08/25/2024(d)		373	374,159
Series 2015-DNA1, Class M3 7.689% (LIBOR 1 Month + 3.30%), 10/25/2027(d)		1,090	1,100,916
Series 2016-HQA3, Class M3 8.239% (LIBOR 1 Month + 3.85%), 03/25/2029(d)		1,193	1,213,616
Series 2020-DNA5, Class M2 6.728% (SOFR + 2.80%), 10/25/2050(b) (d)		2,561	2,581,413
Series 2021-DNA3, Class M2 6.028% (SOFR + 2.10%), 10/25/2033(b) (d)		3,221	3,158,470
Series 2021-DNA5, Class M2 5.578% (SOFR + 1.65%), 01/25/2034(b) (d)		2,328	2,296,460
Series 2021-DNA6, Class M2 5.428% (SOFR + 1.50%), 10/25/2041(b) (d)		9,778	9,289,258
Series 2021-DNA7, Class M2 5.728% (SOFR + 1.80%), 11/25/2041(b) (d)		9,563	8,981,863
Series 2021-HQA3, Class M1 4.778% (SOFR + 0.85%), 09/25/2041(b) (d)		3,103	2,961,919
Series 2021-HQA4, Class M2 6.278% (SOFR + 2.35%), 12/25/2041(b) (d)		6,126	5,406,543
Series 2022-DNA1, Class M1A 4.928% (SOFR + 1.00%), 01/25/2042(b) (d)		3,745	3,648,529
Series 2022-DNA1, Class M1B 5.778% (SOFR + 1.85%), 01/25/2042(b) (d)		4,940	4,687,550
Series 2022-DNA2, Class M1B 6.328% (SOFR + 2.40%), 02/25/2042(b) (d)		7,072	6,877,938

		Principal Amount (000)	U.S. $ Value

Series 2022-DNA3, Class M1B 6.828% (SOFR + 2.90%), 04/25/2042(b) (d)	U.S.$	2,957	$2,922,239
Series 2022-DNA4, Class M1B 7.278% (SOFR + 3.35%), 05/25/2042(b) (d)		5,585	5,614,331
Series 2022-DNA5, Class M1B 8.428% (SOFR + 4.50%), 06/25/2042(b) (d)		9,989	10,443,706
Series 2022-DNA6, Class M1A 6.078% (SOFR + 2.15%), 09/25/2042(b) (d)		3,274	3,275,855
Series 2022-DNA7, Class M1A 6.428% (SOFR + 2.50%), 03/25/2052(b) (d)		8,758	8,787,002
Series 2022-HQA1, Class M1B 7.428% (SOFR + 3.50%), 03/25/2042(b) (d)		1,664	1,650,274
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C04, Class 1M2 10.089% (LIBOR 1 Month + 5.70%), 04/25/2028(d)		978	1,032,068
Series 2016-C02, Class 1M2 10.389% (LIBOR 1 Month + 6.00%), 09/25/2028(d)		321	331,709
Series 2016-C03, Class 1M2 9.689% (LIBOR 1 Month + 5.30%), 10/25/2028(d)		1,205	1,246,316
Series 2021-R02, Class 2M2 5.928% (SOFR + 2.00%), 11/25/2041(b) (d)		4,242	3,944,911
Home Re Ltd. Series 2021-2, Class M1B 5.528% (SOFR + 1.60%), 01/25/2034(b) (d)		4,253	4,150,166
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 8.639% (LIBOR 1 Month + 4.25%), 11/25/2024 (b) (d) (e)		207	199,702
Oaktown Re VII Ltd. Series 2021-2, Class M1A 5.528% (SOFR + 1.60%), 04/25/2034 (b) (d)		6,767	6,528,517
PMT Credit Risk Transfer Trust
Series 2019-2R, Class A 7.137% (LIBOR 1 Month + 2.75%), 05/27/2023(b) (d)		2,732	2,614,161
Series 2019-3R, Class A 8.087% (LIBOR 1 Month + 3.70%), 11/27/2031(b) (d)		211	201,616
Series 2020-1R, Class A 6.737% (LIBOR 1 Month + 2.35%), 02/27/2023(b) (d) (e)		883	834,993

		Principal Amount (000)	U.S. $ Value

Radnor Re Ltd.
Series 2019-1, Class M1B 6.339% (LIBOR 1 Month + 1.95%), 02/25/2029(b) (d)	U.S.$	2,657	$2,626,387
Series 2019-2, Class M1B 6.139% (LIBOR 1 Month + 1.75%), 06/25/2029(b) (d)		469	468,804
Series 2020-1, Class M1A 5.339% (LIBOR 1 Month + 0.95%), 01/25/2030(b) (d)		344	343,964
Traingle Re Ltd. Series 2021-3, Class M1A 5.828% (SOFR + 1.90%), 02/25/2034 (b) (d)		4,201	4,181,342
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2 9.639% (LIBOR 1 Month + 5.25%), 11/25/2025(b) (d) (e)		989	917,835
Series 2015-WF1, Class 2M2 9.889% (LIBOR 1 Month + 5.50%), 11/25/2025(b) (d) (e)		255	241,240

			202,836,267

Agency Fixed Rate – 0.5%
Federal Home Loan Mortgage Corp. REMICs
Series 5008, Class AI 3.50%, 09/25/2050(f)		10,081	1,642,006
Series 5015, Class BI 4.00%, 09/25/2050(f)		13,496	2,522,101
Series 5040, Class AI 3.50%, 11/25/2050(f)		7,387	1,238,697
Series 5043, Class IO 5.00%, 11/25/2050(f)		15,237	3,355,722
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.32%, 05/28/2035		1,406	1,274,080
Federal National Mortgage Association REMICs
Series 2015-30, Class EI 5.00%, 05/25/2045(f)		7,023	1,204,303
Series 2020-89, Class KI 4.00%, 12/25/2050(f)		27,903	5,211,045

			16,447,954

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS 1.782% (6.10% - LIBOR 1 Month), 12/15/2044(d) (g)		7,233	672,687
Series 4585, Class DS 1.682% (6.00% - LIBOR 1 Month), 05/15/2046(d) (g)		4,799	477,306

	Principal Amount (000)		U.S. $ Value

Series 4693, Class SL 1.832% (6.15% - LIBOR 1 Month), 06/15/2047(d) (g)	U.S.$	3,038	$322,747
Series 4954, Class SL 1.661% (6.05% - LIBOR 1 Month), 02/25/2050(d) (g)		2,202	224,722
Series 4981, Class HS 1.711% (6.10% - LIBOR 1 Month), 06/25/2050(d) (g)		18,390	1,774,259
Federal National Mortgage Association REMICs
Series 2011-131, Class ST 2.151% (6.54% - LIBOR 1 Month), 12/25/2041(d) (g)		4,379	555,884
Series 2014-17, Class SA 1.661% (6.05% - LIBOR 1 Month), 04/25/2044(d) (g)		8,097	895,338
Series 2015-26, Class SH 2.061% (6.45% - LIBOR 1 Month), 05/25/2045(d) (g)		5,699	704,095
Series 2016-106, Class ES 1.611% (6.00% - LIBOR 1 Month), 01/25/2047(d) (g)		3,355	336,618
Series 2017-62, Class AS 1.761% (6.15% - LIBOR 1 Month), 08/25/2047(d) (g)		4,247	470,234
Series 2017-81, Class SA 1.811% (6.20% - LIBOR 1 Month), 10/25/2047(d) (g)		7,396	862,466
Series 2017-97, Class SW 1.811% (6.20% - LIBOR 1 Month), 12/25/2047(d) (g)		6,130	639,474
Government National Mortgage Association
Series 2017-43, Class ST 1.747% (6.10% - LIBOR 1 Month), 03/20/2047(d) (g)		7,009	737,309
Series 2017-122, Class SA 1.847% (6.20% - LIBOR 1 Month), 08/20/2047(d) (g)		5,092	566,408
Series 2017-134, Class MS 1.847% (6.20% - LIBOR 1 Month), 09/20/2047(d) (g)		5,816	661,771

			9,901,318

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust
Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		285	203,020
Series 2006-24CB, Class A16 5.75%, 08/25/2036		2,029	1,143,989
Series 2006-28CB, Class A14 6.25%, 10/25/2036		1,408	777,027
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		501	357,629
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		594	249,876

			2,731,541

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 4.769% (LIBOR 1 Month + 0.38%), 12/25/2036(d)	U.S.$	3,814	$1,349,401
HomeBanc Mortgage Trust Series 2005-1, Class A1 4.889% (LIBOR 1 Month + 0.50%), 03/25/2035(d)		660	547,063
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 6.489% (LIBOR 1 Month + 2.10%), 04/25/2047(b) (d)		717	686,767

			2,583,231

Total Collateralized Mortgage Obligations (cost $241,552,185)			234,500,311

ASSET-BACKED SECURITIES – 5.0%
Autos - Fixed Rate – 2.4%
ACM Auto Trust Series 2022-1A, Class A 3.23%, 04/20/2029(b)		2,058	2,052,409
Avis Budget Rental Car Funding AESOP LLC
Series 2017-2A, Class D 4.56%, 03/20/2024(b)		3,361	3,349,346
Series 2018-2A, Class A 4.00%, 03/20/2025(b)		6,700	6,586,881
Carvana Auto Receivables Trust
Series 2021-N3, Class C 1.02%, 06/12/2028		2,946	2,847,432
Series 2021-N4, Class D 2.30%, 09/11/2028		3,177	2,884,582
Series 2021-P4, Class D 2.61%, 09/11/2028		4,063	3,205,026
CPS Auto Receivables Trust
Series 2021-C, Class D 1.69%, 06/15/2027(b)		5,050	4,625,926
Series 2022-A, Class C 2.17%, 04/16/2029(b)		5,564	5,194,597
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(b)		1,969	1,871,324
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(b)		5,650	4,911,425
LAD Auto Receivables Trust
Series 2021-1A, Class A 1.30%, 08/17/2026(b)		2,735	2,657,469
Series 2022-1A, Class A 5.21%, 06/15/2027(b)		5,385	5,298,791

	Principal Amount (000)		U.S. $ Value

Prestige Auto Receivables Trust Series 2022-1A, Class A2 5.90%, 07/15/2025(b)	U.S.$	4,193	$4,191,805
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(b)		6,366	6,203,426
Santander Bank Auto Credit-Linked Notes 6.451%, 12/15/2032(b)		5,704	5,705,010
Series 2022-A, Class B 5.281%, 05/15/2032(b)		5,597	5,463,732
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(b)		2,650	2,548,825
United Auto Credit Securitization Trust Series 2022-2, Class A 4.39%, 04/10/2025(b)		4,526	4,504,712

			74,102,718

Other ABS - Fixed Rate – 2.2%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b)		8,404	6,702,631
Affirm Asset Securitization Trust
Series 2021-Z1, Class A 1.07%, 08/15/2025(b)		1,448	1,406,823
Series 2021-Z2, Class A 1.17%, 11/16/2026(b)		1,444	1,381,323
Series 2022-X1, Class A 1.75%, 02/15/2027(b)		3,449	3,353,451
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(b)		2,643	2,613,825
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(b)		1,762	1,651,850
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(b)		1,447	1,351,621
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		1,744	1,477,388
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(b)		2,202	1,796,995
Conn’s Receivables Funding LLC Series 2021-A, Class A 1.05%, 05/15/2026(b)		8	8,127
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(b)		493	450,961

	Principal Amount (000)		U.S. $ Value

Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(b)	U.S.$	3,651	$2,979,396
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(b)		7,711	6,391,726
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)		4,365	3,629,905
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)		2,325	1,974,889
Hardee’s Funding LLC
Series 2018-1A, Class A2 3 5.71%, 06/20/2048(b)		3,208	2,952,262
Series 2020-1A, Class A2 3.981%, 12/20/2050(b)		2,598	2,224,792
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(b)		3,280	2,939,270
Neighborly Issuer Series 2022-1A, Class A2 3.695%, 01/30/2052(b)		5,482	4,344,896
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(b)		3,207	2,566,462
Nelnet Student Loan Trust
Series 2021-BA, Class B 2.68%, 04/20/2062(b)		2,008	1,595,196
Series 2021-CA, Class B 2.53%, 04/20/2062(b)		3,421	2,663,515
Series 2021-DA, Class B 2.90%, 04/20/2062(b)		3,096	2,466,823
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(b)		2,786	2,781,481
Upstart Securitization Trust Series 2021-3, Class B 1.66%, 07/20/2031(b)		5,220	4,854,051

			66,559,659

Credit Cards - Fixed Rate – 0.4%
Brex Commercial Charge Card Master Trust
Series 2021-1, Class A 2.09%, 07/15/2024(b)		4,282	4,235,543
Series 2022-1, Class A 4.63%, 07/15/2025(b)		7,665	7,421,620
Mission Lane Credit Card Master Trust Series 2021-A, Class B 2.24%, 09/15/2026(b)		1,601	1,550,266

			13,207,429

	Principal Amount (000)		U.S. $ Value

Home Equity Loans - Floating Rate – 0.0%
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 4.989% (LIBOR 1 Month + 0.60%), 04/25/2034(d)	U.S.$	3	$2,544

Total Asset-Backed Securities (cost $168,905,153)			153,872,350

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.6%
Non-Agency Floating Rate CMBS – 2.0%
AREIT Trust Series 2022-CRE6, Class A 5.076% (SOFR + 1.25%), 01/16/2037(b) (d)		12,273	11,720,461
Ashford Hospitality Trust Series 2018-KEYS, Class A 5.318% (LIBOR 1 Month + 1.00%), 06/15/2035(b) (d)		3,799	3,657,661
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 5.318% (LIBOR 1 Month + 1.00%), 11/15/2033(b) (d)		10,570	9,956,353
BBCMS Mortgage Trust Series 2020-BID, Class A 6.458% (LIBOR 1 Month + 2.14%), 10/15/2037(b) (d)		7,708	7,438,972
BFLD Trust Series 2021-FPM, Class A 5.918% (LIBOR 1 Month + 1.60%), 06/15/2038(b) (d)		11,683	11,143,273
BX Commercial Mortgage Trust
Series 2019-IMC, Class D 6.218% (LIBOR 1 Month + 1.90%), 04/15/2034(b) (d)		1,772	1,662,872
Series 2019-IMC, Class E 6.468% (LIBOR 1 Month + 2.15%), 04/15/2034(b) (d)		6,595	6,166,331
CLNY Trust Series 2019-IKPR, Class D 6.343% (LIBOR 1 Month + 2.02%), 11/15/2038(b) (d)		5,360	4,956,924
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN1, Class M1 5.928% (SOFR + 2.00%), 01/25/2051(b) (d)		758	709,799
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.818% (LIBOR 1 Month + 1.5%), 07/15/2036(b) (d)		2,750	2,630,403

			60,043,049

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate CMBS – 1.6%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(b)	U.S.$	2,805	$1,747,007
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		871	807,431
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052		3,523	3,005,480
Commercial Mortgage Trust
Series 2012-CR3, Class E 4.727%, 10/15/2045(b)		3,938	2,317,930
Series 2013-SFS, Class A1 1.873%, 04/12/2035(b)		225	222,523
GS Mortgage Securities Trust
Series 2011-GC5, Class D 5.154%, 08/10/2044(b)		333	138,059
Series 2013-G1, Class A2 3.557%, 04/10/2031(b)		3,562	3,539,557
GSF
Series 2021-1, Class A1 1.433%, 08/15/2026(e) (h)		3,578	3,324,313
Series 2021-1, Class A2 2.435%, 08/15/2026(e) (h)		9,371	8,816,902
Series 2021-1, Class AS 2.638%, 08/15/2026(e) (h)		249	225,915
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(b) (e)		6,860	6,358,122
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D 4.548%, 08/15/2046(b)		2,527	1,306,932
Series 2014-C21, Class B 4.341%, 08/15/2047		1,857	1,733,979
Series 2015-C27, Class AS 3.634%, 02/15/2048		3,415	3,224,627
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C6, Class E 4.964%, 05/15/2045(b)		3,967	3,211,443
Series 2016-JP3, Class B 3.397%, 08/15/2049		3,000	2,548,441
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		817	357,284

	Principal Amount (000)			U.S. $ Value

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(b)	U.S.	$	1,777	$1,774,458
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class AS 4.047%, 09/15/2048			2,906	2,731,184
Series 2019-C51, Class B 3.836%, 06/15/2052			1,269	1,048,786
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA 0.937%, 03/15/2045(b) (f)			6,754	176
Series 2014-C24, Class AS 3.931%, 11/15/2047			1,471	1,401,514

				49,842,063

Total Commercial Mortgage-Backed Securities (cost $121,706,810)				109,885,112

COLLATERALIZED LOAN OBLIGATIONS – 2.8%
CLO - Floating Rate – 2.8%
AGL CLO 10 Ltd. Series 2021-10A, Class A 5.209% (LIBOR 3 Month + 1.13%), 04/15/2034(b) (d)			450	437,524
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 5.443% (LIBOR 3 Month + 1.20%), 07/20/2034(b) (d)			6,496	6,333,038
Dryden 78 CLO Ltd. Series 2020-78A, Class C 6.029% (LIBOR 3 Month + 1.95%), 04/17/2033(b) (d)			4,670	4,396,333
Elevation CLO Ltd. Series 2020-11A, Class D1 7.929% (LIBOR 3 Month + 3.85%), 04/15/2033(b) (d)			4,500	4,014,833
Elmwood CLO IX Ltd. Series 2021-2A, Class A 5.373% (LIBOR 3 Month + 1.13%), 07/20/2034(b) (d)			5,900	5,756,789
Elmwood CLO XII Ltd. Series 2021-5A, Class D 7.293% (LIBOR 3 Month + 3.05%), 01/20/2035(b) (d)			2,100	1,982,732
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 5.337% (LIBOR 3 Month + 1.11%), 07/19/2034(b) (d)			4,290	4,185,097
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 5.313% (LIBOR 3 Month + 1.07%), 04/20/2034(b) (d)			6,463	6,276,268

	Principal Amount (000)		U.S. $ Value

Golub Capital Partners 48 LP Series 2020-48A, Class A1 5.389% (LIBOR 3 Month + 1.31%), 04/17/2033(b) (d)	U.S.$	644	$628,359
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 5.209% (LIBOR 3 Month + 1.13%), 07/17/2035(b) (d)		6,910	6,754,280
OCP CLO Ltd. Series 2020-18A, Class AR 5.333% (LIBOR 3 Month + 1.09%), 07/20/2032(b) (d)		8,088	7,908,713
Palmer Square CLO Ltd. Series 2021-4A, Class A 5.249% (LIBOR 3 Month + 1.17%), 10/15/2034(b) (d)		730	710,991
Pikes Peak CLO 8 Series 2021-8A, Class A 5.413% (LIBOR 3 Month + 1.17%), 07/20/2034(b) (d)		7,300	7,131,910
Rad CLO 7 Ltd. Series 2020-7A, Class C 6.079% (LIBOR 3 Month + 2.00%), 04/17/2033(b) (d)		2,090	1,982,863
Rad CLO 11 Ltd. Series 2021-11A, Class D 6.979% (LIBOR 3 Month + 2.90%), 04/15/2034(b) (d)		3,800	3,551,982
Rad CLO 14 Ltd Series 2021-14A, Class A 5.249% (LIBOR 3 Month + 1.17%), 01/15/2035(b) (d)		829	803,025
Regatta XX Funding Ltd. Series 2021-2A, Class A 5.239% (LIBOR 3 Month + 1.16%), 10/15/2034(b) (d)		11,084	10,775,186
Rockford Tower CLO Ltd.
Series 2021-2A, Class A1 5.403% (LIBOR 3 Month + 1.16%), 07/20/2034(b) (d)		5,449	5,292,247
Series 2021-3A, Class D 7.493% (LIBOR 3 Month + 3.25%), 10/20/2034(b) (d)		3,200	2,774,339
Sixth Street CLO XVII Ltd. Series 2021-17A, Class A 5.483% (LIBOR 3 Month + 1.24%), 01/20/2034(b) (d)		1,089	1,067,749
Sixth Street CLO XX Ltd. Series 2021-20A, Class D 7.293% (LIBOR 3 Month + 3.05%), 10/20/2034(b) (d)		1,900	1,791,276

	Principal Amount (000)		U.S. $ Value

TICP CLO XV Ltd. Series 2020-15A, Class A 5.523% (LIBOR 3 Month + 1.28%), 04/20/2033(b) (d)	U.S.$	250	$246,187
Voya CLO Ltd. Series 2019-1A, Class DR 6.929% (LIBOR 3 Month + 2.85%), 04/15/2031(b) (d)		1,850	1,604,960

Total Collateralized Loan Obligations (cost $89,952,231)			86,406,681

CORPORATES - NON-INVESTMENT GRADE – 1.6%
Industrial – 1.4%
Capital Goods – 0.0%
TK Elevator Midco GmbH 4.375%, 07/15/2027(b)	EUR	1,444	1,370,196

Communications - Media – 0.5%
Altice Financing SA 3.00%, 01/15/2028(b)		2,174	1,834,777
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(b)	U.S.$	1,424	1,179,101
4.50%, 06/01/2033(b)		5,124	3,945,890
4.75%, 02/01/2032(b)		1,041	843,949
DISH DBS Corp. 5.75%, 12/01/2028(b)		3,890	3,107,215
Summer BC Holdco B SARL 5.75%, 10/31/2026(b)	EUR	2,174	1,985,019
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)		2,093	1,724,206

			14,620,157

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(b)		1,024	824,999
Lorca Telecom Bondco SA 4.00%, 09/18/2027(b)		2,174	2,080,176

			2,905,175

Consumer Cyclical - Automotive – 0.2%
Ford Motor Co. 6.10%, 08/19/2032	U.S.$	3,333	3,087,891
Ford Motor Credit Co. LLC 7.35%, 11/04/2027		1,450	1,485,815

			4,573,706

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 4.00%, 08/01/2028(b)		5,633	4,589,149
Royal Caribbean Cruises Ltd. 8.25%, 01/15/2029(b)		4,339	4,363,732

			8,952,881

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.0%
NH Hotel Group SA 4.00%, 07/02/2026(b)	EUR	694	$682,191

Consumer Non-Cyclical – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(b)	U.S.$	3,900	3,270,306
IQVIA, Inc. 2.25%, 03/15/2029(b)	EUR	1,420	1,277,562
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)		1,420	1,328,513

			5,876,381

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(b)		2,174	1,995,770

Technology – 0.0%
Playtech PLC 4.25%, 03/07/2026(b)		1,420	1,429,915

			42,406,372

Financial Institutions – 0.1%
Banking – 0.1%
Credit Suisse Group AG 6.375%, 08/21/2026(b) (c)	U.S.$	611	440,036
7.50%, 07/17/2023(b) (c)		5,931	4,774,692

			5,214,728

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(b) (c)		2,589	2,360,158

Total Corporates - Non-Investment Grade (cost $59,858,951)			49,981,258

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.9%
United States – 0.9%
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023		4,170	4,095,943
State Board of Administration Finance Corp. Series 2020-A 1.705%, 07/01/2027		6,821	5,938,826
State of California Series 2010 7.625%, 03/01/2040		8,520	10,759,745
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		2,088	1,874,191
University of California Series 2021-B 3.071%, 05/15/2051		7,960	5,325,648

Total Local Governments - US Municipal Bonds (cost $29,604,511)			27,994,353

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.5%
Basic – 0.1%
CSN Resources SA 4.625%, 06/10/2031(b)	U.S.$	1,862	$1,470,165
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		761	654,365

			2,124,530

Capital Goods – 0.2%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		4,960	4,750,130
6.95%, 01/17/2028(b)		1,797	1,790,598
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(b)		3,418	4,102

			6,544,830

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		825	687,999

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		2,862	2,418,075

Consumer Non-Cyclical – 0.1%
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(b)		2,258	1,970,528

			13,745,962

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(b) (e)		565	526,100

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(b) (i)		2,541	50,774
7.125%, 12/26/2046(b) (i)		745	20,525

			71,299

Total Emerging Markets - Corporate Bonds (cost $21,114,746)			14,343,361

Company	Shares		U.S. $ Value

COMMON STOCKS – 0.3%
Financials – 0.3%
Insurance – 0.3%
Mt. Logan Re Ltd. (Preference Shares)(h) (j) (k)		9,249	$8,263,801
Mt. Logan Re Ltd. (Special Investment)(h) (j) (k)		2,925	2,482,282

Total Common Stocks (cost $9,248,550)			10,746,083

	Principal Amount (000)

EMERGING MARKETS - SOVEREIGNS – 0.3%
Dominican Republic – 0.2%
Dominican Republic International Bond 4.875%, 09/23/2032(b)	U.S.$	8,182	6,764,469

Egypt – 0.1%
Egypt Government International Bond 5.875%, 02/16/2031(b)		4,439	3,069,291

Total Emerging Markets - Sovereigns (cost $12,453,636)			9,833,760

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Indonesia – 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 05/21/2028(b)		2,363	2,320,614

Mexico – 0.2%
Comision Federal de Electricidad 3.348%, 02/09/2031(b)		6,919	5,389,468
4.688%, 05/15/2029(b)		1,800	1,583,775

			6,973,243

Total Quasi-Sovereigns (cost $11,076,225)			9,293,857

AGENCIES – 0.2%
Agency Debentures – 0.2%
Federal Home Loan Banks 2.50%, 02/13/2024 (cost $6,164,917)		6,170	6,017,169

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $2,482,837)		2,490	1,845,401

	Principal Amount (000)		U.S. $ Value

SHORT-TERM INVESTMENTS – 1.0%
U.S. Treasury Bills – 1.0%
U.S. Treasury Bill Zero Coupon, 03/30/2023 (cost $31,002,915)	U.S.$	31,335	$31,013,120

Total Investments – 105.5% (cost $3,593,857,849)(l)			3,263,750,212
Other assets less liabilities – (5.5)%			(169,324,062)

Net Assets – 100.0%			$3,094,426,150

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	158	March 2023	$18,688,437	$55,843
U.S. Long Bond (CBT) Futures	151	March 2023	18,926,906	(322,053)
U.S. T-Note 2 Yr (CBT) Futures	356	March 2023	73,007,813	(101,855)
U.S. T-Note 5 Yr (CBT) Futures	347	March 2023	37,451,602	(264,205)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	97	March 2023	107,510,058	2,120,916

				$1,488,646

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank, NA	JPY	9,332,494	USD	67,557	02/09/2023	$(3,880,416)
HSBC Bank USA	USD	68,478	JPY	9,328,050	02/09/2023	2,925,562
UBS AG	EUR	26,762	USD	28,250	02/27/2023	(501,563)

						$(1,456,417)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	(5.00)%	Quarterly	4.85%	USD	19,575	$(144,417)	$738,503	$(882,920)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	19,060	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/Quarterly	$2,511,246	$—	$2,511,246

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	25	$(6,044)	$(3,701)	$(2,343)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	82	(19,993)	(9,165)	(10,828)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	101	(24,798)	(12,361)	(12,437)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	87	(21,388)	(8,270)	(13,118)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	123	(30,067)	(14,502)	(15,565)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	145	(35,493)	(17,683)	(17,810)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	143	(34,872)	(16,820)	(18,052)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	151	(36,886)	(18,597)	(18,289)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	157	(38,437)	(19,839)	(18,598)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	274	(66,954)	(30,693)	(36,261)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,612	(394,442)	(118,757)	(275,685)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	1	$(155)	$(74)	$(81)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	871	(213,107)	(65,697)	(147,410)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,125	(275,257)	(86,660)	(188,597)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,369	(334,772)	(75,794)	(258,978)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	94	(22,938)	(13,244)	(9,694)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	219	(53,471)	(23,828)	(29,643)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	948	(231,861)	(111,069)	(120,792)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,094	(267,663)	(128,220)	(139,443)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,100	(513,782)	(223,411)	(290,371)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,100	(513,782)	(223,324)	(290,458)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,906	(710,770)	(193,849)	(516,921)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	205	(50,061)	(18,571)	(31,490)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	798	(195,284)	(91,847)	(103,437)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,265	(309,510)	(82,971)	(226,539)

						$(4,401,787)	$(1,608,947)	$(2,792,840)

*	Termination date

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $808,846,099 or 26.1% of net assets.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2022.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.71% of net assets as of December 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$3,477,057	$3,324,313	0.11%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	9,596,906	8,816,902	0.28%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	254,059	225,915	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	7,300,051	6,358,122	0.21%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 8.639%, 11/25/2024	11/06/2015	206,495	199,702	0.01%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 6.737%, 02/27/2023	02/11/2020	882,752	834,993	0.03%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018	565,000	526,100	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.639%, 11/25/2025	09/28/2015	992,345	917,835	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 9.889%, 11/25/2025	09/28/2015	254,202	241,240	0.01%

(f)	IO - Interest Only.
(g)	Inverse interest only security.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2022.
(j)	Fair valued by the Adviser.
(k)	Non-income producing security.
(l)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,582,370 and gross unrealized depreciation of investments was $(349,822,292), resulting in net unrealized depreciation of $(331,239,922).

Currency Abbreviations:

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$1,328,833,161	$—	$1,328,833,161
Corporates - Investment Grade	—	670,951,206	—	670,951,206
Mortgage Pass-Throughs	—	518,233,029	—	518,233,029
Collateralized Mortgage Obligations	—	234,500,311	—	234,500,311
Asset-Backed Securities	—	153,872,350	—	153,872,350
Commercial Mortgage-Backed Securities	—	97,517,982	12,367,130	109,885,112
Collateralized Loan Obligations	—	86,406,681	—	86,406,681
Corporates - Non-Investment Grade	—	49,981,258	—	49,981,258
Local Governments - US Municipal Bonds	—	27,994,353	—	27,994,353
Emerging Markets - Corporate Bonds	—	14,343,361	—	14,343,361
Common Stocks	—	—	10,746,083	10,746,083
Emerging Markets - Sovereigns	—	9,833,760	—	9,833,760
Quasi-Sovereigns	—	9,293,857	—	9,293,857
Agencies	—	6,017,169	—	6,017,169
Governments - Sovereign Bonds	—	1,845,401	—	1,845,401
Short-Term Investments	—	31,013,120	—	31,013,120

Total Investments in Securities	—	3,240,636,999	23,113,213	3,263,750,212
Other Financial Instruments(a):
Assets:
Futures	2,176,759	—	—	2,176,759
Forward Currency Exchange Contracts	—	2,925,562	—	2,925,562
Centrally Cleared Interest Rate Swaps	—	2,511,246	—	2,511,246
Liabilities:
Futures	(688,113)	—	—	(688,113)
Forward Currency Exchange Contracts	—	(4,381,979)	—	(4,381,979)
Centrally Cleared Credit Default Swaps	—	(144,417)	—	(144,417)
Credit Default Swaps	—	(4,401,787)	—	(4,401,787)

Total	$1,488,646	$3,237,145,624	$23,113,213	$3,261,747,483

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.